UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Michael W. Stockton

SMALLCAP World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

SMALLCAP World Fund®
Investment portfolio
June 30, 2016
unaudited
Common stocks 88.89% Consumer discretionary 17.04%	Shares	Value (000)
Domino’s Pizza, Inc.[1]	2,828,769	$371,644
Lions Gate Entertainment Corp.[1]	7,751,786	156,819
GVC Holdings PLC[1,2]	19,280,894	145,247
Dollarama Inc.	2,005,000	139,983
Matahari Department Store Tbk PT2	73,506,600	111,603
Ted Baker PLC[1,2]	3,224,047	104,424
BCA Marketplace PLC[1,2]	42,870,000	96,087
Domino’s Pizza Enterprises Ltd.[2]	1,848,956	94,521
Paddy Power Betfair PLC[2]	886,051	93,195
Mr Price Group Ltd.[2]	6,304,626	88,578
YOOX Net-A-Porter Group SPA[2,3]	3,627,000	84,195
zooplus AG, non-registered shares[1,2,3]	558,778	79,637
ASOS PLC[2,3]	1,491,741	79,482
AA PLC[2]	24,322,938	77,711
Brinker International, Inc.	1,660,500	75,603
POYA International Co., Ltd.[1,2]	6,669,216	74,081
Ladbrokes PLC[2]	49,427,600	74,030
Five Below, Inc.[3]	1,577,000	73,189
Cedar Fair, LP	1,240,000	71,697
Tesla Motors, Inc.[3]	303,200	64,363
TopBuild Corp.[3]	1,745,000	63,169
Jumbo SA2,3	4,740,489	62,952
Planet Fitness, Inc., Class A3	3,329,286	62,857
Tele Columbus AG1,2,3	6,696,000	62,319
Installed Building Products, Inc.[1,3]	1,704,039	61,840
Jin Co., Ltd.[1,2]	1,558,000	60,763
Gentex Corp.	3,909,134	60,396
Taiwan Paiho Ltd.[1,2]	22,054,000	59,206
Crompton Greaves Consumer Electricals Ltd.[2,3]	27,770,000	59,144
Evolution Gaming Group AB1,2	1,943,200	58,452
Entertainment One Ltd.[1,2]	25,150,631	57,874
Sleep Country Canada Holdings Inc.[1]	3,011,253	55,519
Newell Rubbermaid Inc.	1,115,212	54,166
Belmond Ltd., Class A3	5,353,800	53,003
Greene King PLC[2]	4,931,618	51,479
Beauty Community PCL[1,2]	217,500,000	50,981
Cyrela Brazil Realty SA, ordinary nominative	15,459,700	49,522
Penske Automotive Group, Inc.	1,342,500	42,235
Nord Anglia Education, Inc.[3]	1,910,000	40,377
Estácio Participações SA, ordinary nominative	7,425,000	39,202
Brunello Cucinelli SpA[2]	2,117,281	37,988
Ctrip.com International, Ltd. (ADR)[3]	918,500	37,842
Cie. Plastic Omnium SA2	1,295,995	36,438
Eclat Textile Co., Ltd.[2]	3,604,840	34,780
TOD’S SpA[2]	641,500	34,407
Ace Hardware Indonesia Tbk PT2	488,535,200	34,279
Page Industries Ltd.[2]	162,500	33,801
SMALLCAP World Fund — Page 1 of 20

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
ASKUL Corp.[2]	905,000	$33,227
Moncler SpA[2]	2,056,400	32,528
Eros International PLC, Class A3	1,871,666	30,452
Tiffany & Co.	499,000	30,259
ServiceMaster Global Holdings, Inc.[3]	753,000	29,969
Melco International Development Ltd.[2]	31,357,844	29,473
Six Flags Entertainment Corp.	500,000	28,975
Chow Sang Sang Holdings International Ltd.[2]	15,940,000	28,266
Lands’ End, Inc.[1,3]	1,704,000	27,980
CalAtlantic Group, Inc.	750,800	27,562
Century Communities, Inc.[1,3]	1,576,000	27,328
Kyoritsu Maintenance Co.,Ltd.[2]	409,700	27,208
Stella International Holdings Ltd.[2]	14,963,000	26,444
DineEquity, Inc.	304,200	25,790
TAKKT AG2	1,302,278	25,632
KB Home	1,627,000	24,747
Inchcape PLC[2]	2,899,460	24,337
ClubCorp Holdings, Inc.	1,868,000	24,284
Daily Mail and General Trust PLC, Class A, non-voting[2]	2,971,000	23,682
Grand Canyon Education Inc.[3]	593,000	23,673
Poundland Group PLC[2]	8,268,710	22,790
Titan Co. Ltd.[2]	3,760,000	22,615
Cox & Kings Ltd.[1,2]	8,868,825	22,198
World Wrestling Entertainment, Inc., Class A	1,140,000	20,987
Texas Roadhouse, Inc.	460,000	20,976
Ocado Group PLC[2,3]	6,533,708	20,133
Mothercare PLC[1,2,3]	11,009,124	20,084
M.D.C. Holdings, Inc.	790,000	19,229
Cavco Industries, Inc.[3]	204,000	19,115
GfK SE2	463,000	18,500
Lennar Corp., Class A	394,000	18,163
DO & CO AG, non-registered shares[2]	205,755	18,035
Whistler Blackcomb Holdings Inc.	964,642	17,920
Hathway Cable and Datacom Ltd.[2,3]	35,876,000	17,803
I.T Limited[2]	57,710,000	17,168
TravelCenters of America LLC[1,3]	2,023,750	16,514
Chipotle Mexican Grill, Inc.[3]	39,890	16,066
D.R. Horton, Inc.	490,000	15,425
B2W - Cia. Digital, ordinary nominative[3]	3,911,100	11,445
B2W - Cia. Digital, subscription receipts[2,3]	1,250,915	3,660
Techtronic Industries Co. Ltd.[2]	3,570,000	14,945
Cabela’s Inc.[3]	279,000	13,967
Mattress Firm Holding Corp.[3]	400,000	13,420
Mulberry Group PLC[2]	931,173	13,044
Minor International PCL, non-voting depositary receipt (Thailand)[2]	11,350,000	13,022
Toll Brothers, Inc.[3]	471,800	12,696
Zhongsheng Group Holdings Ltd.[2]	22,854,000	12,541
Cosmo Lady (China) Holdings Co. Ltd.[2]	23,538,000	12,063
Tarena International, Inc., Class A (ADR)	1,162,398	12,008
Valeo SA, non-registered shares[2]	258,000	11,523
Playmates Toys Ltd.[2]	57,268,000	10,915
Wowprime Corp.[2]	2,928,000	10,401
Hankook Tire Co., Ltd.[2]	233,473	10,391
Melco Crown Entertainment Ltd. (ADR)	800,000	10,064
SHW AG, non-registered shares[2]	300,000	8,936
SMALLCAP World Fund — Page 2 of 20

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
OSIM International Ltd[2]	8,580,000	$8,853
Papa Murphy’s Holdings, Inc.[1,3]	1,202,000	7,975
Talwalkars Better Value Fitness Ltd.[1,2]	2,389,000	7,972
Sitoy Group Holdings Ltd.[2]	18,291,800	7,370
American Axle & Manufacturing Holdings, Inc.[3]	505,000	7,312
Mando Corp.[2]	37,879	7,167
William Hill PLC[2]	2,047,800	7,093
POLYTEC Holding AG, non-registered shares[2]	834,369	6,812
L’Occitane International SA2	3,212,051	6,567
Premium Leisure Corp.[2]	242,500,000	6,056
Samsonite International SA2	2,175,000	6,029
NagaCorp Ltd.[2]	7,330,000	4,883
Central European Media Enterprises Ltd., Class A3	2,220,000	4,684
SSI Group, Inc.[2,3]	54,000,000	3,724
ITT Educational Services, Inc.[1,3]	1,869,000	3,588
Jimmy Choo PLC[2,3]	1,500,000	2,193
China Zenix Auto International Ltd. (ADR)[3]	2,152,000	1,758
Ten Alps PLC[2,3]	343,900	3
Five Star Travel Corp.[2,3,4]	96,033	2
Phorm Corp. Ltd.[2,3]	43,390,000	—
Dick Smith Holdings Ltd.[2]	10,890,940	—
		4,701,699
Health care 15.41%
Incyte Corp.[3]	3,497,991	279,769
Molina Healthcare, Inc.[1,3]	4,526,000	225,847
China Biologic Products, Inc.[1,3]	1,842,423	195,886
Hikma Pharmaceuticals PLC[2]	4,694,253	154,800
GW Pharmaceuticals PLC (ADR)[1,3]	1,652,700	151,338
Myriad Genetics, Inc.[1,3]	4,428,304	135,506
Centene Corp.[3]	1,709,439	122,003
athenahealth, Inc.[3]	866,310	119,559
Insulet Corp.[1,3]	3,884,000	117,452
Sysmex Corp.[2]	1,643,000	112,308
NuVasive, Inc.[3]	1,827,947	109,165
CONMED Corp.[1]	2,141,654	102,221
Intuitive Surgical, Inc.[3]	135,000	89,290
WellCare Health Plans, Inc.[3]	825,000	88,506
Zeltiq Aesthetics, Inc.[1,3]	3,122,044	85,325
Kite Pharma, Inc.[3]	1,677,562	83,878
Brookdale Senior Living Inc.[3]	5,100,920	78,758
bluebird bio, Inc.[3]	1,804,352	78,110
Teleflex Inc.	436,700	77,431
Juno Therapeutics, Inc.[3]	1,985,302	76,315
Vitrolife AB1,2	1,387,559	76,231
Genomma Lab Internacional, SAB de CV, Series B1,3	67,483,000	69,172
Diplomat Pharmacy, Inc.[3]	1,966,600	68,831
Dechra Pharmaceuticals PLC[2]	4,099,442	64,039
Spire Healthcare Group PLC[2]	13,675,000	60,996
Illumina, Inc.[3]	425,700	59,760
Fleury SA, ordinary nominative	6,715,000	57,486
Sawai Pharmaceutical Co., Ltd.[2]	711,400	54,815
Neurocrine Biosciences, Inc.[3]	1,166,000	52,995
Glaukos Corp.[1,3]	1,706,070	49,749
Natera, Inc.[1,3]	3,997,803	48,234
SMALLCAP World Fund — Page 3 of 20

unaudited
Common stocks Health care (continued)	Shares	Value (000)
INC Research Holdings, Inc., Class A3	1,216,000	$46,366
Prothena Corp. PLC[3]	1,323,114	46,256
Fisher & Paykel Healthcare Corp. Ltd.[2]	6,331,658	45,449
Hologic, Inc.[3]	1,290,000	44,634
Galapagos NV2,3	755,735	41,749
BioMarin Pharmaceutical Inc.[3]	531,500	41,351
Ultragenyx Pharmaceutical Inc.[3]	835,807	40,879
Sartorius AG, non-registered shares, non-voting preferred[2]	517,372	37,923
Adaptimmune Therapeutics PLC (ADR)[1,3]	4,601,000	37,498
Axovant Sciences Ltd.[3]	2,894,800	37,169
ACADIA Pharmaceuticals Inc.[3]	1,138,000	36,939
Team Health Holdings, Inc.[3]	832,700	33,866
Alnylam Pharmaceuticals, Inc.[3]	573,700	31,835
EXACT Sciences Corp.[3]	2,518,000	30,846
Virbac SA2,3	169,500	30,841
Genmab A/S2,3	165,000	30,056
Endo International PLC[3]	1,805,949	28,155
Tong Ren Tang Technologies Co., Ltd., Class H2	16,820,000	27,903
Novadaq Technologies Inc.[3]	2,640,866	25,986
Flexion Therapeutics, Inc.[1,3]	1,723,051	25,785
HeartWare International, Inc.[3]	443,000	25,583
Agios Pharmaceuticals, Inc.[3]	603,000	25,263
Intercept Pharmaceuticals, Inc.[3]	172,137	24,561
Healthscope Ltd.[2]	11,365,000	24,337
Gerresheimer AG, non-registered shares[2]	310,000	23,813
Capio AB2	4,263,608	23,457
Nakanishi Inc.[2]	795,000	23,381
Eurofins Scientific SE, non-registered shares[2]	59,500	22,119
QIAGEN NV2,3	968,751	20,983
Spark Therapeutics, Inc.[3]	403,020	20,606
Divi’s Laboratories Ltd.[2]	1,124,952	18,562
Acerta Pharma BV2,3,5	195,556,815	18,392
Grifols, SA, Class B (ADR)	616,400	10,276
Grifols, SA, Class A, non-registered shares[2]	270,000	6,097
Wright Medical Group, Inc.[3]	879,857	15,283
Inovalon Holdings Inc., Class A3	825,485	14,867
Krka, dd, Novo mesto[2]	231,262	14,665
NantKwest, Inc.[3]	1,887,290	11,739
Mitra Keluarga Karyasehat Tbk PT2	52,500,000	10,937
Seres Therapeutics, Inc.[3]	352,500	10,240
Xenon Pharmaceuticals Inc.[1,3]	1,030,000	6,098
Mesoblast Ltd.[2,3]	6,200,000	4,992
Mesoblast Ltd. (ADR)[3]	80,000	318
Puma Biotechnology, Inc.[3]	131,000	3,902
AbbVie Inc.[2,4]	55,930	3,151
Neovasc Inc. (CAD denominated)[1,3]	4,841,900	2,548
Neovasc Inc.[1,3]	503,836	260
		4,253,691
Information technology 13.18%
Qorvo, Inc.[3]	3,884,370	214,650
DeNA Co., Ltd.[2]	7,504,310	174,111
AAC Technologies Holdings Inc.[2]	18,290,500	157,197
Zynga Inc., Class A3	54,170,000	134,883
Vanguard International Semiconductor Corp.[2]	81,256,386	134,146
SMALLCAP World Fund — Page 4 of 20

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Kakaku.com, Inc.[2]	6,064,000	$119,540
Globant SA1,3	2,717,510	106,934
Finisar Corp.[1,3]	5,586,000	97,811
EPAM Systems, Inc.[3]	1,440,400	92,632
Halma PLC[2]	6,749,967	91,610
Quotient Technology Inc.[1,3]	6,711,613	90,003
Zoopla Property Group PLC[1,2]	23,652,006	84,044
CDW Corp.	2,060,000	82,565
Inphi Corp.[1,3]	2,459,199	78,768
Dolby Laboratories, Inc., Class A	1,471,900	70,430
Sunny Optical Technology (Group) Co., Ltd.[2]	17,709,000	62,255
eMemory Technology Inc.[1,2]	6,146,000	60,745
Hermes Microvision Inc.[2]	1,428,364	58,965
Zebra Technologies Corp., Class A3	1,129,300	56,578
Nemetschek AG2	1,018,236	54,846
Hamamatsu Photonics KK2	1,916,930	53,372
Cypress Semiconductor Corp.	5,032,500	53,093
NCC Group PLC[1,2]	14,386,000	50,321
VTech Holdings Ltd.[2]	4,447,000	46,911
Wix.com Ltd.[3]	1,500,000	45,525
Syntel, Inc.[3]	987,043	44,674
Topcon Corp.[2]	4,363,110	42,795
Interactive Intelligence Group, Inc.[3]	991,000	40,621
Silicon Laboratories Inc.[3]	829,333	40,422
Yandex NV, Class A3	1,822,716	39,826
MercadoLibre, Inc.	281,000	39,528
TravelSky Technology Ltd., Class H2	19,960,000	38,757
Rightmove PLC[2]	763,000	37,196
Cray Inc.[3]	1,215,827	36,378
OBIC Co., Ltd.[2]	632,500	34,578
ON Semiconductor Corp.[3]	3,881,851	34,238
Palo Alto Networks, Inc.[3]	271,300	33,272
SUNeVision Holdings Ltd.[2]	89,298,000	31,931
Gogo Inc.[3]	3,640,000	30,540
Lumentum Holdings Inc.[3]	1,257,100	30,422
Semiconductor Manufacturing International Corp.[2,3]	378,160,068	30,358
Ellie Mae, Inc.[3]	325,000	29,786
Tobii AB2,3	3,890,000	29,462
Criteo SA (ADR)[3]	635,000	29,159
Moneysupermarket.com Group PLC[2]	7,985,000	28,872
Autodesk, Inc.[3]	530,000	28,694
Cognex Corp.	661,202	28,498
RingCentral, Inc., Class A3	1,435,000	28,298
RIB Software AG1,2	2,904,993	28,201
Sonus Networks, Inc.[1,3]	3,225,000	28,025
58.com Inc., Class A (ADR)[3]	610,000	27,993
ASM Pacific Technology Ltd.[2]	3,720,000	26,742
National Instruments Corp.	914,000	25,044
Demandware, Inc.[3]	330,000	24,717
Actua Corp[1,3]	2,602,000	23,496
QIWI PLC, Class B (ADR)	1,788,000	23,423
CoStar Group, Inc.[3]	100,000	21,866
Viavi Solutions Inc.[3]	3,184,000	21,110
carsales.com Ltd.[2]	2,223,000	20,533
Trimble Navigation Ltd.[3]	840,000	20,462
SMALLCAP World Fund — Page 5 of 20

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Hana Microelectronics PCL[2]	23,935,000	$20,150
Nokia Corp.[2]	3,449,342	19,602
Zillow Group, Inc., Class C, non-voting[3]	525,000	19,047
Auto Trader Group plc[2]	3,674,700	17,376
CPI Card Group Inc.[1]	3,450,000	17,284
YY Inc., Class A (ADR)[3]	482,000	16,325
Mail.Ru Group Ltd. (GDR)[2,3]	823,171	14,971
Semtech Corp.[3]	620,000	14,793
AIXTRON SE2,3	2,434,518	14,778
MagnaChip Semiconductor Corp.[1,3]	2,355,000	13,329
GoldMoney Inc.[1,2,3]	3,531,100	12,327
QLogic Corp.[3]	828,000	12,205
Ultimate Software Group, Inc.[3]	55,700	11,713
KPIT Technologies Ltd.[2]	3,978,896	10,944
Alten SA, non-registered shares[2]	183,500	10,847
GrubHub Inc.[3]	342,625	10,645
Veeco Instruments Inc.[3]	600,000	9,936
Siltronic AG2,3	597,000	9,599
Meyer Burger Technology AG2,3	2,593,444	9,338
Monster Worldwide, Inc.[3]	2,305,000	5,509
Ixia[3]	527,200	5,177
iEnergizer Ltd.[2,3]	7,650,500	4,730
M/A-COM Technology Solutions Holdings, Inc.[3]	100,300	3,308
Computer Modelling Group Ltd.	204,157	1,634
		3,637,419
Industrials 10.93%
Hoshizaki Electric Co., Ltd.[2]	1,895,100	184,842
ITT Corp.	3,580,000	114,488
MonotaRO Co., Ltd.[2]	3,191,800	104,357
Loomis AB, Class B2	4,019,042	97,708
NIBE Industrier AB, Class B2	11,580,000	95,864
Oshkosh Corp.	1,940,000	92,557
Havells India Ltd.[2]	16,048,000	85,842
IMCD Group BV2	2,088,484	82,683
King Slide Works Co., Ltd.[1,2]	7,015,000	82,132
ABM Industries Inc.	2,040,400	74,434
Continental Building Products, Inc.[1,3]	3,330,700	74,041
IDEX Corp.	875,000	71,837
PARK24 Co., Ltd.[2]	1,968,500	67,419
TechnoPro Holdings, Inc.[1,2]	2,125,000	65,884
Exponent, Inc.	1,070,000	62,499
BELIMO Holding AG2	20,980	62,462
Spirit Airlines, Inc.[3]	1,391,000	62,414
Clean Harbors, Inc.[3]	1,191,500	62,089
NORMA Group SE, non-registered shares[2]	1,174,339	55,437
Grupo Aeroportuario del Pacífico SAB de CV	5,094,455	52,336
Masco Corp.	1,625,000	50,278
TransDigm Group Inc.[3]	190,000	50,101
Watsco, Inc.	350,000	49,242
Landstar System, Inc.	691,000	47,444
Generac Holdings Inc.[3]	1,235,836	43,205
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B	7,234,000	42,888
Waste Connections, Inc.	560,000	40,348
Univar Inc.[3]	2,076,000	39,257
SMALLCAP World Fund — Page 6 of 20

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Boyd Group Income Fund	654,500	$37,620
Miura Co., Ltd.[2]	1,672,800	37,218
Johnson Electric Holdings Ltd.[2]	15,754,875	35,212
Kirby Corp.[3]	555,000	34,626
Rockwool International A/S, Class B2	188,600	34,143
Wizz Air Holdings PLC[2,3]	1,580,794	33,935
Takeuchi Mfg. Co., Ltd.[1,2]	2,593,000	33,389
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares[2]	1,535,000	32,245
SEEK Ltd.[2]	2,800,000	31,949
Dätwyler Holding Inc., non-registered shares[2]	239,402	31,948
Carborundum Universal Ltd.[2]	7,985,000	28,457
KEYW Holding Corp.[1,3]	2,836,400	28,194
Stabilus SA, non-registered shares[2,3]	584,000	27,739
LT Group, Inc.[2]	76,014,300	25,735
Amara Raja Batteries Ltd.[2]	1,973,886	25,410
American Airlines Group Inc.	872,000	24,686
Rheinmetall AG2	411,000	24,273
WageWorks, Inc.[3]	400,000	23,924
XP Power Ltd.[1,2]	1,140,000	23,646
AKR Corporindo Tbk PT2	47,774,300	23,236
Talgo SA2,3	5,008,273	23,166
Flughafen Zürich AG2	124,000	21,941
Graco Inc.	275,000	21,722
Alliance Global Group, Inc.[2]	66,295,000	20,921
USG Corp.[3]	689,912	18,600
Valmont Industries, Inc.	135,000	18,261
Chart Industries, Inc.[3]	745,700	17,994
Teleperformance SA2	204,247	17,622
Spirax-Sarco Engineering PLC[2]	351,000	17,521
Gujarat Pipavav Port Ltd.[2,3]	7,189,000	17,443
Unique Engineering and Construction PCL[2]	33,852,000	16,511
COSCO International Holdings Ltd.[2]	32,736,000	16,236
Geberit AG2	41,000	15,488
PayPoint PLC[2]	1,220,000	14,760
J. Kumar Infraprojects Ltd.[1,2]	4,092,000	13,558
CIMC Enric Holdings Ltd.[2]	27,756,000	12,720
Aida Engineering, Ltd.[2]	1,397,000	11,420
Moog Inc., Class A3	208,500	11,242
Briggs & Stratton Corp.	500,000	10,590
BMC Stock Holdings, Inc.[3]	579,222	10,322
The Brink’s Co.	351,000	10,000
Summit Ascent Holdings Ltd.[2,3]	51,620,000	9,736
Kornit Digital Ltd.[3]	900,000	8,784
Nabtesco Corp.[2]	350,000	8,357
Bossard Holding AG2	77,500	8,227
Pegasus Hava Tasimaciligi AS2,3	1,607,958	7,620
Duerr AG2	68,331	5,193
Shanghai Industrial Holdings Ltd.[2]	2,105,000	4,811
CAE Inc.	389,300	4,704
Jungheinrich AG, non-voting preferred[2]	153,000	4,615
TD Power Systems Ltd.[2]	1,009,087	3,387
Regus PLC[2]	142,003	548
		3,015,693
SMALLCAP World Fund — Page 7 of 20

unaudited
Common stocks Financials 10.36%	Shares	Value (000)
Kotak Mahindra Bank Ltd.[2,3]	20,057,040	$227,751
Validus Holdings, Ltd.	3,033,000	147,373
VZ Holding AG2	363,400	108,420
Umpqua Holdings Corp.	7,004,541	108,360
GT Capital Holdings, Inc.[2]	3,485,200	107,105
MarketAxess Holdings Inc.	660,000	95,964
WHA Corp. PCL[1,2,3]	1,047,608,900	93,447
Essent Group Ltd.[3]	4,177,925	91,121
MGM Growth Properties LLC, Class A1	3,311,387	88,348
First Republic Bank	1,141,825	79,916
Shriram Transport Finance Co. Ltd.[2]	4,428,739	79,123
Financial Engines, Inc.	3,049,000	78,878
Indiabulls Housing Finance Ltd.[2]	7,725,000	77,135
Bajaj Finance Ltd.[2]	608,716	72,326
Outfront Media Inc.	2,792,035	67,483
SVB Financial Group[3]	652,500	62,092
Kemper Corp.	1,884,000	58,366
Great Western Bancorp, Inc.	1,805,000	56,930
Talmer Bancorp, Inc., Class A	2,820,000	54,059
Capitec Bank Holdings Ltd.[2]	1,291,983	52,336
Avanza Bank Holding AB2	1,325,768	50,758
PacWest Bancorp	1,263,491	50,262
Cathay General Bancorp, Inc.	1,652,700	46,606
CenterState Banks, Inc.[1]	2,758,399	43,445
Janus Capital Group Inc.	2,543,000	35,399
Redwood Trust, Inc.	2,562,000	35,381
Endurance Specialty Holdings Ltd.	524,000	35,192
City Union Bank Ltd.[2]	19,961,217	34,586
WisdomTree Investments, Inc.	3,400,000	33,286
Fibra Uno Administración, SA de CV	15,355,891	32,639
Trupanion, Inc.[1,3]	2,257,500	29,912
BR MALLS Participações SA, ordinary nominative[3]	7,371,000	29,486
GRUH Finance Ltd.[2]	6,900,000	29,368
Land and Houses PCL, non-voting depository receipt[2]	110,235,900	28,471
Land and Houses PCL FR2	2,634,100	680
Gaming and Leisure Properties, Inc.	800,000	27,584
Inversiones La Construcción SA	2,477,000	27,171
Mercury General Corp.	500,000	26,580
Onex Corp.	400,000	24,459
RenaissanceRe Holdings Ltd.	205,000	24,075
Texas Capital Bancshares, Inc.[3]	486,500	22,749
Signature Bank[3]	157,800	19,712
Cerved Information Solutions SPA, non-registered shares[2]	2,458,010	19,380
Multi Commodity Exchange of India Ltd.[2]	1,250,000	18,603
Altisource Residential Corp.	2,021,650	18,579
Eurobank Ergasias SA2,3	29,592,819	18,476
K. Wah International Holdings Ltd.[2]	36,674,661	18,293
East West Bancorp, Inc.	533,166	18,224
ICRA Ltd.[2]	291,264	17,437
CRISIL Ltd.[2]	570,000	17,042
GRIVALIA PROPERTIES Real Estate Investments Co.[2]	1,950,348	15,260
Mahindra Lifespace Developers Ltd.[1,2]	2,157,380	15,027
Numis Corp. PLC[2]	5,663,282	15,001
Greenhill & Co., Inc.	885,500	14,257
PSG Group Ltd.[2]	1,075,000	14,203
SMALLCAP World Fund — Page 8 of 20

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Cascade Bancorp[3]	2,450,962	$13,578
LSL Property Services PLC[2]	4,166,350	13,567
Boston Private Financial Holdings, Inc.	1,110,000	13,076
Moelis & Co., Class A	555,030	12,488
National Bank of Pakistan[2]	22,545,000	12,463
Clifton Bancorp Inc.	816,606	12,306
Permanent TSB Group Holdings PLC[2,3]	6,457,000	12,157
Macquarie Mexican REIT	8,661,000	11,370
Habib Bank Ltd.[2]	5,000,000	9,461
Bank of Ireland[2,3]	45,456,798	9,454
Soundwill Holdings Ltd.[2]	5,690,000	9,310
BankUnited, Inc.	261,000	8,018
EFG International AG2	1,280,378	4,884
Golden Wheel Tiandi Holdings Co. Ltd.[2,3]	44,974,000	3,362
		2,859,610
Consumer staples 6.68%
Emmi AG1,2	270,100	164,523
Raia Drogasil SA, ordinary nominative	7,917,574	155,625
Sprouts Farmers Market, Inc.[3]	5,862,600	134,254
Lion Corp.[2]	7,637,000	125,150
Pinnacle Foods Inc.	2,389,050	110,589
COSMOS Pharmaceutical Corp.[2]	450,200	90,295
Puregold Price Club, Inc.[2]	92,261,300	82,751
Glanbia PLC[2]	3,550,200	66,992
TreeHouse Foods, Inc.[3]	625,000	64,156
SalMar ASA[2]	1,849,000	55,215
Coca-Cola Icecek AS, Class C2	4,178,238	51,220
Refresco Gerber NV2	3,169,045	47,181
Greencore Group PLC[2]	11,415,000	46,837
Hypermarcas SA, ordinary nominative	6,146,502	44,659
Fresh Del Monte Produce Inc.	750,000	40,823
Herbalife Ltd.[3]	685,000	40,093
Treasury Wine Estates Ltd.[2]	5,236,087	36,221
CCL Products (India) Ltd.[1,2]	9,300,350	34,214
Stock Spirits Group PLC[1,2]	15,097,629	32,508
BGFretail Co., Ltd.[2]	168,000	31,407
Davide Campari-Milano SpA[2]	3,150,000	31,210
Ariake Japan Co., Ltd.[2]	523,000	30,924
Super Group Ltd.[2]	49,353,800	30,400
Ezaki Glico Co., Ltd.[2]	488,000	28,373
Scandinavian Tobacco Group A/S2	1,644,000	26,899
Emami Ltd.[2]	1,513,000	24,700
Milbon Co., Ltd.[2]	535,000	24,006
PZ Cussons PLC[2]	5,254,581	23,091
Kernel Holding SA2	1,642,578	22,057
Lenta Ltd. (GDR)[2,3]	2,422,000	17,486
Lenta Ltd. (GDR)[2,3,4]	530,900	3,833
Karex Bhd.[2]	35,044,875	20,972
Emperador Inc.[2,3]	135,870,000	20,932
Hyundai Department Store Co., Ltd.[2]	186,000	20,834
Delfi Ltd.[2]	9,182,500	19,848
Del Monte Pacific Ltd.[2,3]	66,733,314	17,498
Philip Morris CR as2	32,000	16,197
Pigeon Corp.[2]	149,000	4,394
SMALLCAP World Fund — Page 9 of 20

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
R.E.A. Holdings PLC[2]	800,000	$2,503
Avon Products, Inc.	575,000	2,174
		1,843,044
Materials 4.44%
James Hardie Industries PLC (CDI)[2]	6,855,000	105,002
Chr. Hansen Holding A/S2	1,254,700	82,390
Platform Specialty Products Corp.[3]	8,850,000	78,588
Buzzi Unicem SPA[2]	4,289,558	75,038
Supreme Industries Ltd.[2]	5,070,477	68,747
AptarGroup, Inc.	860,000	68,052
Lundin Mining Corp.[3]	20,075,000	67,748
PolyOne Corp.	1,771,100	62,414
Stillwater Mining Co.[3]	4,765,000	56,513
Ingevity Corp.[3]	1,643,454	55,943
Stella-Jones Inc.	1,265,000	47,106
Sirius Minerals Plc[1,2,3]	179,677,760	46,360
HudBay Minerals Inc.	8,380,000	40,021
SK Kaken Co.,Ltd.[2]	428,000	38,131
CCL Industries Inc., Class B, non-voting	200,000	34,806
Mayr-Melnhof Karton AG, non-registered shares[2]	292,300	31,852
Huhtamäki Oyj[2]	724,000	30,093
United States Steel Corp.	1,714,585	28,908
Arkema SA2	345,000	26,623
Silgan Holdings Inc.	467,300	24,047
Mountain Province Diamonds Inc.[3]	4,964,264	22,940
Croda International PLC[2]	407,448	17,078
Nampak Ltd.[2]	12,381,000	16,075
Symrise AG2	227,500	15,502
CPMC Holdings Ltd.[2]	31,700,000	13,470
Valspar Corp.	105,000	11,343
Synthomer PLC[2]	2,410,000	10,357
LANXESS AG2	213,040	9,310
Kennady Diamonds Inc.[1,3]	2,557,952	8,514
Greatview Aseptic Packaging Co. Ltd.[2]	16,320,000	7,802
UPL Ltd.[2]	825,104	6,753
Hummingbird Resources PLC[1,2,3]	18,920,000	5,666
Lenzing AG2	48,454	4,472
Platinum Group Metals Ltd.[3]	720,000	2,419
ArtGo Holdings Ltd.[2,3]	20,612,000	2,399
Rusoro Mining Ltd.[3]	21,437,000	2,074
Kenmare Resources PLC[2,3]	109,972,782	1,223
		1,225,779
Energy 4.26%
InterOil Corp.[3]	2,344,500	105,502
U.S. Silica Holdings, Inc.	3,010,000	103,755
Diamondback Energy, Inc.[3]	1,030,950	94,033
Seven Generations Energy Ltd., Class A3	4,675,000	89,234
Laredo Petroleum, Inc.[3]	7,752,000	81,241
Peyto Exploration & Development Corp.	2,496,900	67,025
Oil States International, Inc.[3]	1,820,000	59,842
SM Energy Co.	2,021,240	54,573
Tullow Oil PLC[2]	15,409,182	53,914
Carrizo Oil & Gas, Inc.[3]	1,340,260	48,048
SMALLCAP World Fund — Page 10 of 20

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Parsley Energy, Inc., Class A3	1,707,200	$46,197
Petronet LNG Ltd.[2]	10,460,000	45,715
Transocean Partners LLC[1]	3,208,898	40,464
Pason Systems Inc.	2,697,000	37,283
Concho Resources Inc.[3]	279,500	33,336
WorleyParsons Ltd.[2]	6,024,914	33,208
Keyera Corp.	952,400	29,133
Ophir Energy PLC[2,3]	17,453,000	18,373
Tidewater Midstream and Infrastructure Ltd.[1,4]	12,444,000	12,136
Tidewater Midstream and Infrastructure Ltd.[1]	4,490,000	4,379
Independence Contract Drilling, Inc.[1,3]	3,010,000	16,344
Oasis Petroleum Inc.[3]	1,671,400	15,611
Venture Global LNG, Inc., Class C2,3,4,5	4,240	13,386
Tourmaline Oil Corp.[3]	410,000	10,793
Subsea 7 SA2,3	1,030,000	10,081
Amerisur Resources PLC[2,3]	25,458,400	8,993
Lekoil Ltd. (CDI)[1,2,3]	25,208,400	6,053
Core Laboratories NV	40,000	4,956
Genel Energy PLC[2,3]	2,224,800	4,150
Africa Oil Corp. (SEK denominated)[2,3]	2,683,000	3,922
San Leon Energy PLC[1,2,3]	4,003,000	3,574
Clayton Williams Energy, Inc.[3]	128,498	3,529
Savannah Petroleum PLC[1,2,3]	10,844,000	3,411
Rockhopper Exploration PLC[2,3]	6,807,526	3,282
BNK Petroleum Inc.[1,3]	12,804,914	2,874
Gulf Marine Services PLC[2]	3,920,000	2,459
Denbury Resources Inc.[4]	669,000	2,402
RigNet, Inc.[3]	120,000	1,607
Gulf Keystone Petroleum Ltd.[2,3,4]	15,715,000	1,035
African Petroleum Corp. Ltd.[2,3]	1,445,890	527
Borders & Southern Petroleum PLC[2,3]	9,303,410	235
		1,176,615
Telecommunication services 0.86%
Indosat Tbk PT2,3	96,888,700	46,741
Cogent Communications Holdings, Inc.	1,135,000	45,468
Iridium Communications Inc.[1,3]	5,070,615	45,027
Reliance Communications Ltd.[2,3]	46,590,000	35,397
HKBN Ltd.[2]	26,978,000	28,388
Zegona Communications PLC[1,2,3]	12,305,654	17,529
Hutchison Telecommunications Hong Kong Holdings Ltd.[2]	28,662,000	9,715
NII Holdings, Inc.[3]	2,601,265	8,272
Let’s GOWEX, SA, non-registered shares[2,3]	106,245	—
		236,537
Utilities 0.85%
ENN Energy Holdings Ltd.[2]	19,994,000	98,698
REN - Redes Energéticas Nacionais, SGPS, SA, non-registered shares[2]	21,335,000	60,321
Ratchaburi Electricity Generating Holding PCL[2]	10,829,000	15,725
Ratchaburi Electricity Generating Holding PCL, non-voting depository receipts[2]	7,247,100	10,524
CT Environmental Group Ltd.[2]	83,958,000	24,531
Huadian Fuxin Energy Corp. Ltd., Class H2	47,270,000	10,444
Energy World Corp. Ltd.[2,3]	50,606,000	7,004
SMALLCAP World Fund — Page 11 of 20

unaudited
Common stocks Utilities (continued)	Shares	Value (000)
Mytrah Energy Ltd.[1,2,3]	10,418,000	$6,472
Greenko Group PLC[1,2]	9,748,155	131
		233,850
Miscellaneous 4.88%
Other common stocks in initial period of acquisition		1,346,420
Total common stocks (cost: $19,526,770,000)		24,530,357
Preferred securities 0.00% Consumer staples 0.00%
R.E.A. Holdings PLC 9.00%	96,000	106
Total preferred securities (cost: $185,000)		106
Rights & warrants 0.01% Financials 0.01%
WHA Corp. PCL, warrants, expire 2020[1,3]	6,909,830	1,199
Information technology 0.00%
Foursquare Labs, Inc., warrants, expire 2033[2,3,5]	1,163,990	1,141
Consumer discretionary 0.00%
Central European Media Enterprises Ltd., warrants, expire 2018[2,3]	751,800	875
Total rights & warrants (cost: $926,000)		3,215
Convertible stocks 0.37% Information technology 0.19%
Domo, Inc., Series D-2, convertible preferred[2,5]	2,965,036	25,000
DocuSign, Inc., Series E, convertible preferred[2,5]	1,236,304	20,696
DocuSign, Inc., Series B, convertible preferred[2,5]	66,593	1,115
DocuSign, Inc., Series D, convertible preferred[2,5]	47,810	800
DocuSign, Inc., Series B1, convertible preferred[2,5]	19,947	334
Foursquare Labs, Inc., Series D, convertible preferred[2,5]	1,551,988	6,225
		54,170
Health care 0.16%
Proteus Digital Health, Inc., Series G, convertible preferred[2,5]	3,044,139	43,288
Telecommunication services 0.02%
Iridium Communications Inc., Series A, convertible preferred[1,4]	60,000	6,117
Total convertible stocks (cost: $108,456,000)		103,575
SMALLCAP World Fund — Page 12 of 20

unaudited
Bonds, notes & other debt instruments 0.67% U.S. Treasury bonds & notes 0.41% U.S. Treasury 0.41%	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2026	$78,080	$78,990
U.S. Treasury 2.50% 2046	32,485	33,877
Total U.S. Treasury bonds & notes		112,867
Bonds & notes of governments outside the U.S. 0.19%
Brazil (Federal Republic of) 10.00% 2025	BRL185,000	51,751
Corporate bonds & notes 0.07% Energy 0.07%
Denbury Resources Inc. 9.00% 2021[4]	$9,292	9,339
SM Energy Co. 5.625% 2025	12,050	10,423
Total corporate bonds & notes		19,762
Total bonds, notes & other debt instruments (cost: $164,323,000)		184,380
Short-term securities 9.82%
Alphabet Inc. 0.39% due 8/24/2016[4]	40,000	39,975
American Honda Finance Corp. 0.46% due 7/18/2016	41,275	41,266
Bank of Montreal 0.59% due 9/20/2016[4]	26,000	25,964
Bank of Nova Scotia 0.87%–0.92% due 9/21/2016–10/14/2016[4]	64,500	64,503
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.54%–0.65% due 7/27/2016–8/24/2016	91,900	91,848
BNP Paribas Finance Inc. 0.41% due 7/12/2016	50,000	49,994
Canadian Imperial Holdings Inc. 0.40% due 7/11/2016	50,000	49,994
Chevron Corp. 0.52% due 8/3/2016[4]	30,000	29,990
Citibank, N.A. 0.78% due 11/15/2016	55,700	55,710
Federal Home Loan Bank 0.29%–0.60% due 7/13/2016–1/24/2017	635,885	635,527
Freddie Mac 0.40%–0.49% due 10/5/2016–1/18/2017	90,000	89,857
GlaxoSmithKline Finance PLC 0.55%–0.61% due 7/19/2016–8/22/2016[4]	127,900	127,835
Gotham Funding Corp. 0.46%–0.50% due 7/18/2016–7/20/2016[4]	43,000	42,990
Jupiter Securitization Co., LLC 0.60% due 7/21/2016[4]	25,000	24,993
Kells Funding, LLC 0.70% due 10/18/2016[4]	40,000	39,916
Liberty Street Funding Corp. 0.60%–0.71% due 9/7/2016–10/14/2016[4]	143,100	142,889
Mizuho Bank, Ltd. 0.68% due 8/2/2016–10/12/2016[4]	96,000	95,888
National Australia Bank Ltd. 0.89% due 11/1/2016[4]	15,500	15,470
Nestlé Finance International Ltd. 0.60% due 7/27/2016	32,500	32,492
Nordea Bank AB 0.64%–0.65% due 7/1/2016–7/8/2016[4]	90,000	89,997
Old Line Funding, LLC 0.74% due 9/12/2016[4]	30,000	29,966
Pfizer Inc. 0.54% due 9/7/2016[4]	50,000	49,951
Québec (Province of) 0.40% due 7/25/2016–8/10/2016[4]	89,400	89,369
Reckitt Benckiser Treasury Services PLC 0.43%–0.69% due 7/19/2016–10/3/2016[4]	49,000	48,960
Roche Holdings, Inc. 0.40%–0.43% due 7/6/2016–8/25/2016[4]	115,300	115,256
Shell Finance (U.K.) PLC 0.53% due 7/18/2016[4]	52,000	51,991
Sumitomo Mitsui Banking Corp. 0.60%–0.61% due 7/18/2016–8/11/2016[4]	109,200	109,163
Svenska Handelsbanken Inc. 0.64% due 7/8/2016–7/11/2016[4]	114,100	114,088
Thunder Bay Funding, LLC 0.82% due 8/8/2016[4]	42,700	42,678
Total Capital Canada Ltd. 0.58% due 7/5/2016[4]	31,400	31,399
Toyota Credit Canada Inc. 0.68%–0.80% due 7/19/2016–10/24/2016	50,000	49,939
Toyota Motor Credit Corp. 0.50%–0.69% due 7/22/2016–10/3/2016	75,000	74,909
SMALLCAP World Fund — Page 13 of 20

unaudited
Short-term securities	Principal amount (000)	Value (000)
Wells Fargo Bank, N.A. 0.91% due 11/16/2016	$40,000	$40,019
Westpac Banking Corp. 0.86% due 9/26/2016[4]	76,200	76,087
Total short-term securities (cost: $2,710,506,000)		2,710,873
Total investment securities 99.76% (cost: $22,511,166,000)		27,532,506
Other assets less liabilities 0.24%		64,900
Net assets 100.00%		$27,597,406
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $543,185,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 6/30/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	7/18/2016	HSBC Bank	$39,104	A$53,150	$(509)
British pounds	7/11/2016	Citibank	$60,524	£42,055	4,535
British pounds	7/11/2016	Barclays Bank PLC	$5,825	£3,999	502
British pounds	7/11/2016	JPMorgan Chase	$5,824	£3,998	501
British pounds	7/11/2016	HSBC Bank	$5,829	£4,005	497
British pounds	7/11/2016	UBS AG	$5,820	£3,998	496
British pounds	7/18/2016	JPMorgan Chase	$45,139	£32,000	2,533
British pounds	7/18/2016	HSBC Bank	$9,878	£7,000	558
British pounds	7/25/2016	UBS AG	$56,668	£38,626	5,235
British pounds	8/8/2016	Citibank	$49,830	£34,459	3,940
British pounds	8/15/2016	Barclays Bank PLC	$15,330	£10,590	1,226
British pounds	8/19/2016	Bank of America, N.A.	$34,719	£24,400	2,222
Canadian dollars	7/8/2016	UBS AG	$25,814	C$34,000	(503)
Euros	8/3/2016	HSBC Bank	$12,168	€11,023	(80)
Euros	8/4/2016	JPMorgan Chase	$39,540	€35,481	113
Euros	8/5/2016	Citibank	$93,888	€84,399	100
Euros	8/5/2016	Barclays Bank PLC	$24,247	€21,762	64
Euros	8/19/2016	Bank of America, N.A.	$330	€300	(3)
Euros	8/23/2016	Citibank	$1,864	€1,650	29
Japanese yen	7/7/2016	JPMorgan Chase	$23,167	¥2,525,410	(1,293)
Japanese yen	7/15/2016	UBS AG	$6,280	¥669,165	(204)
Japanese yen	8/4/2016	Bank of America, N.A.	$7,755	¥791,840	78
Japanese yen	8/15/2016	HSBC Bank	$11,064	¥1,200,000	(574)
Japanese yen	8/19/2016	Bank of New York Mellon	$3,127	¥339,900	(170)
Singapore dollars	8/26/2016	Barclays Bank PLC	$14,669	S$20,302	(393)
					$18,900
SMALLCAP World Fund — Page 14 of 20

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended June 30, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2016 (000)
Domino’s Pizza, Inc.	3,125,769	—	297,000	2,828,769	$3,232	$371,644
Molina Healthcare, Inc.[3]	3,898,100	627,900	—	4,526,000	—	225,847
China Biologic Products, Inc.[3]	283,500	1,558,923	—	1,842,423	—	195,886
Emmi AG2	290,775	6,600	27,275	270,100	1,319	164,523
Lions Gate Entertainment Corp.	6,877,000	1,543,000	668,214	7,751,786	2,017	156,819
GW Pharmaceuticals PLC (ADR)[3]	1,652,700	—	—	1,652,700	—	151,338
GVC Holdings PLC[2]	1,663,694	17,617,200	—	19,280,894	267	145,247
Myriad Genetics, Inc.[3]	5,766,556	—	1,338,252	4,428,304	—	135,506
Insulet Corp.[3]	2,374,000	1,510,000	—	3,884,000	—	117,452
Globant SA3	2,467,480	250,030	—	2,717,510	—	106,934
Ted Baker PLC[2]	3,167,993	56,054	—	3,224,047	2,247	104,424
CONMED Corp.	2,141,654	—	—	2,141,654	1,285	102,221
Finisar Corp.[3]	5,386,000	685,000	485,000	5,586,000	—	97,811
BCA Marketplace PLC[2]	42,870,000	—	—	42,870,000	1,302	96,087
WHA Corp. PCL[2,3]	677,141,200	370,467,700	—	1,047,608,900	—	93,447
WHA Corp. PCL, warrants, expire 2020[3]	6,909,830	—	—	6,909,830	—	1,199
Quotient Technology Inc.[3,6]	4,881,613	1,830,000	—	6,711,613	—	90,003
MGM Growth Properties LLC, Class A	—	3,311,387	—	3,311,387	872	88,348
Zeltiq Aesthetics, Inc.[3]	3,002,044	120,000	—	3,122,044	—	85,325
Zoopla Property Group PLC[2]	23,421,100	230,906	—	23,652,006	1,390	84,044
King Slide Works Co., Ltd.[2]	6,683,000	332,000	—	7,015,000	—	82,132
zooplus AG, non-registered shares[2,3]	527,778	31,000	—	558,778	—	79,637
Inphi Corp.[3]	2,437,199	22,000	—	2,459,199	—	78,768
Vitrolife AB2,7	771,000	616,559	—	1,387,559	406	76,231
POYA International Co., Ltd.[2]	5,588,216	1,081,000	—	6,669,216	—	74,081
Continental Building Products, Inc.[3]	3,035,700	295,000	—	3,330,700	—	74,041
Genomma Lab Internacional, SAB de CV, Series B3	36,988,000	30,495,000	—	67,483,000	—	69,172
TechnoPro Holdings, Inc.[2]	1,845,000	280,000	—	2,125,000	1,969	65,884
Tele Columbus AG2,3	2,976,000	3,720,000	—	6,696,000	—	62,319
Installed Building Products, Inc.[3]	1,704,039	—	—	1,704,039	—	61,840
Jin Co., Ltd.[2]	—	1,558,000	—	1,558,000	—	60,763
eMemory Technology Inc.[2]	6,146,000	—	—	6,146,000	1,140	60,745
Taiwan Paiho Ltd.[2]	—	22,054,000	—	22,054,000	—	59,206
Evolution Gaming Group AB2	—	1,943,200	—	1,943,200	562	58,452
Entertainment One Ltd.[2]	15,254,082	9,896,549	—	25,150,631	—	57,874
Sleep Country Canada Holdings Inc.[7]	1,736,300	1,274,953	—	3,011,253	596	55,519
Iridium Communications Inc.[3]	4,889,615	181,000	—	5,070,615	—	45,027
Iridium Communications Inc., Series A, convertible preferred[4]	60,000	—	—	60,000	506	6,117
Beauty Community PCL[2]	150,000,000	67,500,000	—	217,500,000	354	50,981
NCC Group PLC[2]	13,350,000	1,036,000	—	14,386,000	307	50,321
Glaukos Corp.[3,7]	668,534	1,216,070	178,534	1,706,070	—	49,749
Natera, Inc.[3,7]	1,795,567	2,593,996	391,760	3,997,803	—	48,234
Sirius Minerals Plc[2,3]	153,077,760	26,600,000	—	179,677,760	—	46,360
Sirius Minerals Plc, warrants, expire 2015[2,4]	26,600,000	—	26,600,000	—	—	—
CenterState Banks, Inc.	1,802,399	956,000	—	2,758,399	262	43,445
Transocean Partners LLC	—	3,208,898	—	3,208,898	1,092	40,464
Adaptimmune Therapeutics PLC (ADR)[3]	1,713,918	2,887,082	—	4,601,000	—	37,498
Adaptimmune Therapeutics PLC[2,4]	16,938,900	—	16,938,900	—	—	—
SMALLCAP World Fund — Page 15 of 20

unaudited
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2016 (000)
CCL Products (India) Ltd.[2]	7,278,328	2,022,022	—	9,300,350	$197	$34,214
Takeuchi Mfg. Co., Ltd.[2]	3,770,400	149,500	1,326,900	2,593,000	582	33,389
Stock Spirits Group PLC[2]	15,474,743	1,430,170	1,807,284	15,097,629	724	32,508
Trupanion, Inc.[3]	2,155,668	101,832	—	2,257,500	—	29,912
RIB Software AG2	2,476,356	428,637	—	2,904,993	517	28,201
KEYW Holding Corp.[3]	2,836,400	—	—	2,836,400	—	28,194
Sonus Networks, Inc.[3]	2,938,000	287,000	—	3,225,000	—	28,025
Lands’ End, Inc.[3]	1,704,000	—	—	1,704,000	—	27,980
Century Communities, Inc.[3]	1,716,000	—	140,000	1,576,000	—	27,328
Flexion Therapeutics, Inc.[3]	1,703,194	160,000	140,143	1,723,051	—	25,785
XP Power Ltd.[2,7]	735,164	404,836	—	1,140,000	725	23,646
Actua Corp[3]	2,602,000	—	—	2,602,000	—	23,496
Cox & Kings Ltd.[2]	10,130,825	330,000	1,592,000	8,868,825	—	22,198
Cox & Kings Ltd. (GDR)[2]	330,000	—	330,000	—	—	—
Mothercare PLC[2,3]	10,810,000	290,000	90,876	11,009,124	—	20,084
Zegona Communications PLC[2,3]	12,305,654	—	—	12,305,654	—	17,529
CPI Card Group Inc.	—	3,450,000	—	3,450,000	311	17,284
Tidewater Midstream and Infrastructure Ltd.[4]	12,444,000	—	—	12,444,000	279	12,136
Tidewater Midstream and Infrastructure Ltd.	—	4,490,000	—	4,490,000	68	4,379
TravelCenters of America LLC[3]	2,023,750	—	—	2,023,750	—	16,514
Independence Contract Drilling, Inc.[3]	—	3,010,000	—	3,010,000	—	16,344
Mahindra Lifespace Developers Ltd.[2]	2,157,380	—	—	2,157,380	—	15,027
J. Kumar Infraprojects Ltd.[2]	1,780,000	2,312,000	—	4,092,000	—	13,558
MagnaChip Semiconductor Corp.[3]	2,355,000	—	—	2,355,000	—	13,329
GoldMoney Inc.[2,3]	—	3,531,100	—	3,531,100	—	12,327
Kennady Diamonds Inc.[3]	372,952	2,185,000	—	2,557,952	—	8,514
Papa Murphy’s Holdings, Inc.[3]	1,202,000	—	—	1,202,000	—	7,975
Talwalkars Better Value Fitness Ltd.[2]	2,389,000	—	—	2,389,000	—	7,972
Mytrah Energy Ltd.[2,3]	10,418,000	—	—	10,418,000	—	6,472
Xenon Pharmaceuticals Inc.[3]	1,030,000	—	—	1,030,000	—	6,098
Lekoil Ltd. (CDI)[2,3]	19,430,400	5,778,000	—	25,208,400	—	6,053
Hummingbird Resources PLC[2,3]	—	18,920,000	—	18,920,000	—	5,666
ITT Educational Services, Inc.[3]	1,869,000	—	—	1,869,000	—	3,588
San Leon Energy PLC[2,3]	4,003,000	—	—	4,003,000	—	3,574
Savannah Petroleum PLC[2,3]	10,844,000	—	—	10,844,000	—	3,411
BNK Petroleum Inc.[3]	12,804,914	—	—	12,804,914	—	2,874
Neovasc Inc. (CAD denominated)[3]	4,246,900	595,000	—	4,841,900	—	2,548
Neovasc Inc.[3]	503,836	—	—	503,836	—	260
Greenko Group PLC[2]	9,748,155	—	—	9,748,155	14,064	131
Altisource Asset Management Corp.[3,8]	116,926	11,050	127,976	—	—	—
ARC Document Solutions, Inc.[3,8]	3,760,323	—	3,760,323	—	—	—
ChemoCentryx, Inc.[3,8]	3,467,240	—	3,467,240	—	—	—
Delphi Energy Corp.[3,8]	10,178,500	—	10,178,500	—	—	—
Demandware, Inc.[3,8]	2,529,356	7,100	2,206,456	330,000	—	—
EVINE Live Inc., Class A3,8	3,987,540	—	3,987,540	—	—	—
EXACT Sciences Corp.[3,8]	6,801,000	800,000	5,083,000	2,518,000	—	—
HKBN Ltd.[2,8]	60,888,000	—	33,910,000	26,978,000	2,452	—
Northgate PLC[2,8]	6,908,399	—	6,908,399	—	512	—
Novadaq Technologies Inc.[3,8]	3,084,948	—	444,082	2,640,866	—	—
Ocular Therapeutix, Inc.[3,8]	1,955,700	21,878	1,977,578	—	—	—
Poundland Group PLC[2,8]	15,898,506	1,545,000	9,174,796	8,268,710	415	—
Regulus Therapeutics Inc.[8]	2,015,000	1,520,000	3,535,000	—	—	—
RMP Energy Inc.[8]	6,670,300	—	6,670,300	—	—	—
SMALLCAP World Fund — Page 16 of 20

unaudited
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2016 (000)
Sinmag Equipment Corp.[2,8]	3,877,020	—	3,877,020	—	$—	$—
Spire Healthcare Group PLC[2,8]	22,412,000	—	8,737,000	13,675,000	1,059	—
Super Group Ltd.[2,8]	59,000,000	—	9,646,200	49,353,800	518	—
Suprema Inc.[2,8]	868,200	—	868,200	—	—	—
Talmer Bancorp, Inc., Class A8	3,434,028	310,000	924,028	2,820,000	314	—
Tribhovandas Bhimji Zaveri Ltd.[2,8]	4,335,732	—	4,335,732	—	—	—
Twelve, Inc., Series C, convertible preferred[2,8]	3,475,770	—	3,475,770	—	—	—
U.S. Silica Holdings, Inc.[8]	—	3,485,000	475,000	3,010,000	528	—
					$44,390	$4,697,488
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,“ was $11,246,860,000, which represented 40.75% of the net assets of the fund. This amount includes $11,080,499,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,500,687,000, which represented 5.44% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	This security changed its name due to a corporate action during the reporting period.
[7]	This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2015; it was not publicly disclosed.
[8]	Unaffiliated issuer at 6/30/2016.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Proteus Digital Health, Inc., Series G, convertible preferred	5/6/2014-7/23/2014	$40,000	$43,288.16%
Domo, Inc., Series D-2, convertible preferred	3/31/2015	25,000	25,000.09
DocuSign, Inc., Series E, convertible preferred	2/28/2014	16,236	20,696.07
DocuSign, Inc., Series B, convertible preferred	2/28/2014	875	1,115.00
DocuSign, Inc., Series D, convertible preferred	2/28/2014	628	800.00
DocuSign, Inc., Series B1, convertible preferred	2/28/2014	262	334.00
Acerta Pharma BV	5/7/2015	11,250	18,392.07
Venture Global LNG, Inc., Class C	5/1/2015	12,720	13,386.05
Foursquare Labs, Inc., Series D, convertible preferred	12/3/2013	20,000	6,225.02
Foursquare Labs, Inc., warrants, expire 2033	12/3/2013	-	1,141.00
Total private placement securities		$126,971	$130,377.46%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
SMALLCAP World Fund — Page 17 of 20

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
SMALLCAP World Fund — Page 18 of 20

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$2,137,757	$2,563,940	$2	$4,701,699
Health care	3,301,695	933,604	18,392	4,253,691
Information technology	1,995,269	1,642,150	—	3,637,419
Industrials	1,310,727	1,704,966	—	3,015,693
Financials	1,654,724	1,204,886	—	2,859,610
Consumer staples	592,373	1,250,671	—	1,843,044
Materials	611,436	614,343	—	1,225,779
Energy	964,297	191,947	20,371	1,176,615
Telecommunication services	98,767	137,770	—	236,537
Utilities	—	233,719	131	233,850
Miscellaneous	715,927	630,493	—	1,346,420
Preferred securities	106	—	—	106
Rights & warrants	1,199	875	1,141	3,215
Convertible stocks	—	6,117	97,458	103,575
Bonds, notes & other debt instruments	—	184,380	—	184,380
Short-term securities	—	2,710,873	—	2,710,873
Total	$13,384,277	$14,010,734	$137,495	$27,532,506

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$22,629	$—	$22,629
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(3,729)	—	(3,729)
Total	$—	$18,900	$—	$18,900
*	Securities with a value of $11,080,499,000, which represented 40.15% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Key to abbreviations and symbols
A$ = Australian dollars
ADR = American Depositary Receipts
BRL = Brazilian reais
£ = British pounds
CAD/C$ = Canadian dollars
CDI = CREST Depository Interest
€ = Euros
GDR = Global Depositary Receipts
¥ = Japanese yen
S$ = Singapore dollars
SEK = Swedish kronor
SMALLCAP World Fund — Page 19 of 20

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$7,135,414
Gross unrealized depreciation on investment securities	(2,112,336)
Net unrealized appreciation on investment securities	5,023,078
Cost of investment securities	22,509,428
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-035-0816O-S54142	SMALLCAP World Fund — Page 20 of 20

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 26, 2016

By /s/ Kimberley H. Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: August 26, 2016